                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07386
                                   ---------

          HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
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               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
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(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  DECEMBER 31, 2005
                         --------------------
Date of reporting period:   MARCH 31, 2005
                         --------------------

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              GENERAL INSTRUCTIONS

A. RULE AS TO USE OF FORM N-Q.

        Form N-Q is a combined reporting form that is to be used for reports of registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), under Section 30(b) of the Investment Company Act of 1940 (the "Act") and
Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (the "Exchange Act"), filed pursuant to Rule 30b1-5 under the Act (17 CFR 270.30b1-5). Registered management investment companies, other than small business investment companies registered on Form N-5, shall file their complete portfolio holdings on Form N-Q as of the close of the first and third quarters of each fiscal year. A report on this form shall be filed not later than 60 days after the close of the first and third quarters of each fiscal year.

                 PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
                 IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM
SEC2455 (4-04)   DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
March 31, 2005

                                                                                              Principal
                                                               Interest                         Amount
                                                                 Rate        Maturity          (000s)              Value
                                                               --------     ----------     ------------         ----------------
U S  GOVERNMENT & AGENCY OBLIGATIONS - 22.2%
U S  Government Agency Collateralized Mortgage Obligations -10.4%
Federal Home Loan Mortgage Corporation
Series 2731, Class CA                                            3.50 %      07/15/13       $   5,471             $   5,464,932
Series 2551, Class TB                                            4.50        09/15/21           2,197                 2,199,917
Series 2773, Class EA                                            4.50        05/15/10           9,672                 9,740,803
Total U S  Government Agency Collateralized Mortgage Obligations
(Cost-$17,426,249)                                                                                                   17,405,652


U S  Government Agency Pass -Through Certificates - 11.8%
Federal Home Loan Mortgage Corporation
PoolC63650                                                       7.00        02/01/32           1,048                 1,112,427
PoolC63689                                                       7.00        02/01/32              99                   104,939
PoolC63740                                                       7.00        02/01/32           1,554                 1,637,359
PoolC63963                                                       7.00        02/01/32             780                   821,759
PoolC64107                                                       7.00        02/01/32             387                   408,147
PoolC64108                                                       7.00        02/01/32           1,235                 1,301,164
                                                                                                                      5,385,795

Federal National Mortgage Association
Pool 744642                                                      3.07 +      10/01/33           2,355                 2,358,146
Pool 614372                                                      7.00        01/01/32             903                   952,644
Pool 619134                                                      7.00        01/01/32             147                   155,503
Pool 628305                                                      7.00        03/01/32           2,388                 2,518,269
Pool 628408                                                      7.00        03/01/32           1,398                 1,474,094
Pool 630249                                                      7.00        03/01/32             417                   440,339
Pool 642487                                                      7.00        04/01/32             118                   124,820
Pool 645465                                                      7.00        05/01/32           3,520                 3,713,034
                                                                                                                     11,736,849

Government National Mortgage Association
Pool 581513                                                      6.00        04/15/33           1,186                 1,219,823
Pool 569691                                                      7.50        02/15/32           1,310                 1,405,355
                                                                                                                      2,625,178

Total U.S. Government Agency Pass -Through Certificates
(Cost-$19,463,801)                                                                                                   19,747,822


Total U.S. Government & Agency Obligations
(Cost-$36,890,050)                                                                                                   37,153,474


ASSET-BACKED SECURITIES -10.1%
Housing Related Asset-Backed Securities - 10.1%
Aames Mortgage Trust
Series 2003-1N, Class A*                                         7.50        10/27/33             214                   216,967
Aegis Asset Backed Securities Trust
Series 2004-2N, Class Nl*                                        4.50        04/25/34             409                   406,020
Amortizing Residential Collateral Trust
Series 2002-BC10, Class M2(c)                                    5.35 +      01/25/33           5,000                 5,067,915
First Franklin Mortgage Loan Asset-Backed Certificate
Series 2003-FF1, Class M3F(b)                                  5.59/6.09     03/25/33           2,200                 2,210,428
Fremont NIM Trust
Series 2004-A, Class Note*                                       4.75        01/25/34             292                   291,419
Sail Net Interest Margin Notes
Series 2004-2A, Class A*                                         5.50        03/27/34             521                   522,835
Saxon Asset Securities Trust
Series 1999-3, Class MFl(b)                                    7.74/8.25     12/25/29           8,153                 8,136,111


Total Housing Related Asset-Backed Securities
(Cost-$16,915,351)                                                                                                   16,851,695

Total Asset-Backed Securities
(Cost-$16,915,351)                                                                                                   16,851,695

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
March 31, 2005

                                                                                              Principal
                                                               Interest                         Amount
                                                                 Rate        Maturity          (000s)              Value
                                                               --------     ----------     ------------         ----------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 7.7%
Subordinated Collateralized Mortgage Obligations - 1.4%
Citicorp Mortgage Securities, Inc.
Series 1999-8, Class B2                                          6.25        10/25/29             461                   462,173
First Horizon Asset Securities, Inc.
Series 2002-AR2, Class B2                                        5.28 +      12/27/32             764                   768,931
Residential Funding Mortgage Securities I
Series 2002-S9, Class Ml                                         6.00        07/25/17           1,172                 1,176,427
Total Subordinated Collateralized Mortgage Obligations
(Cost-$2,356,680)                                                                                                     2,407,531

Senior Collateralized Mortgage Backed Securities - 6.3%
ABN AMRO Mortgage Corp.
Series 2002-1 A, Class 2A3                                       5.23 +      06/25/32             283                   282,651
Washington Mutual
Series 2004-AR9, Class A3                                        3.43 +      08/25/34           6,500                 6,482,086
Wells Fargo Mortgage Backed Securities Trust
Series 2004-N, Class Al                                          2.55 +      08/25/34           3,843                 3,798,334
Total Senior Collateralized Mortgage Backed Securities
(Cost-$10,633,371)                                                                                                   10,563,071


Total Non-Agency Residential Mortgage Backed Securities
(Cost-$12,990,051)                                                                                                   12,970,602


SHORT TERM INVESTMENTS - 18.2%
Federal Farm Credit Bank Consolidated Discount Notes(a)
(Cost-$15,000,000)                                               2.65        04/01/05          15,000                15,000,000
Federal Farm Credit Bank Consolidated Discount Notes(a)
(Cost-$15,488,461)                                               2.70        04/11/05          15,500                15,488,461


Total Short Term Investments
(Cost-$30,488,461)                                                                                                   30,488,461


Total Investments - 58.2%
(Cost- $97,283,913) /\                                                                                               97,464,232
Other Assets in Excess of Liabilities - 41.8%                                                                        70,011,397
NET ASSETS - 100.0%                                                                                              $  167,475,629



See notes to financial statements.





*       -       Security exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)     -       Zero Coupon Bonds - Interest rate represents current yield to maturity.
(b)     -       Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)     -       Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to
                LIBOR plus a predetermined margin.
+       -       Variable Rate Security - Interest Rate is in effect as of March
                31, 2005.
/\      -       At March 31, 2005, the aggregate cost of investments for income tax purposes was $97,283,913. Net unrealized appreciation aggregated $180,319 of which $415,252 related to appreciated investment securities and $234,933 related to depreciated investment securities.
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As of March 31, 2005, the following swap agreements were outstanding:



                                                                                                                   Net
                         Expiration                                                                            Unrealized
     Notional Amount        Date                                  Description                                 Depreciation
  ---------------------- ----------- ---------------------------------------------------------------------- ----------------
       $10,000,000        3/12/07    Agreement with Goldman Sachs Capital Markets, LP, dated 3/08/02 to      $   (219,614)
                                     pay semi-annually the notional amount multiplied by 5.31% and to receive quarterly the notional amount multiplied by 3 month
                                     USD-LIBOR-BBA.

       $15,000,000        2/28/09    Agreement with Goldman Sachs Capital Markets, LP, dated 2/26/02 to          (459,061)
                                     pay semi-annually the notional amount multiplied by 5.304% and to receive quarterly the notional amount multiplied by 3 month
                                     USD-LIBOR-BBA.

                                                                                                            ----------------
                                                                                                             $   (678,675)
                                                                                                            ================

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion 2005 Investment Grade
Opportunity Term Trust, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  May 27, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  May 27, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  May 27, 2005